Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Jun. 30, 2019	Dec. 31, 2018
Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	$ 81,214	$ 62,666
IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	1,766,119	1,645,418
IFRS 9 | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8,621)	$ (8,693)
IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.40%
IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,417,300	$ 2,260,944
IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8,977)	$ (9,111)
IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,314,752	$ 2,158,313
IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,536)	$ (1,476)
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.50%	2.60%
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 88,048	$ 87,939
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,211)	$ (2,284)
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	35.80%	35.90%
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,165	$ 14,358
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,070)	$ (5,157)
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	47.80%	58.10%
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 335	$ 334
IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(160)	(194)
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	1,021,632	981,696
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,021,632	$ 981,696
ECL coverage	0.80%	0.90%
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,030,152	$ 990,321
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(8,520)	(8,625)
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 954,191	$ 913,912
ECL coverage	0.10%	0.10%
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 955,520	$ 915,188
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(1,329)	(1,276)
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 59,235	$ 59,678
ECL coverage	3.40%	3.40%
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 61,297	$ 61,786
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(2,062)	(2,108)
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
Financial assets	$ 8,041	$ 7,976
ECL coverage	38.20%	38.80%
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 13,010	$ 13,023
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4,969)	(5,047)
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	$ 165	$ 130
ECL coverage	49.20%	59.90%
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 325	$ 324
Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(160)	(194)
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Financial assets	82,397	72,167
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	$ 82,397	$ 72,167
ECL coverage	0.00%	0.00%
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 82,413	$ 72,180
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(16)	(13)
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 81,943	$ 71,862
ECL coverage	0.00%	0.00%
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 81,957	$ 71,873
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(14)	(11)
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 454	$ 305
ECL coverage	0.40%	0.70%
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 456	$ 307
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(2)
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
ECL coverage	0.00%	0.00%
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Loans and advances to banks | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	$ 653,469	$ 582,862
ECL coverage	0.00%	0.00%
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 653,554	$ 582,917
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(85)	(55)
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 651,481	$ 581,091
ECL coverage	0.00%	0.00%
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 651,513	$ 581,118
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(32)	(27)
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,880	$ 1,667
ECL coverage	0.50%	0.40%
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,890	$ 1,673
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(10)	(6)
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
Financial assets	$ 106	$ 104
ECL coverage	28.90%	17.50%
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 149	$ 126
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(43)	(22)
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
Financial assets	$ 2	$ 0
ECL coverage	0.00%	0.00%
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2	$ 0
Other financial assets | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 629,891	$ 592,008
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (301)	$ (325)
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 607,086	$ 569,250
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (141)	$ (143)
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.50%	0.60%
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 21,982	$ 21,839
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (112)	$ (139)
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	5.90%	4.70%
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 818	$ 912
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (48)	$ (43)
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 5	$ 7
Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.40%
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 21,290	$ 23,518
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (55)	$ (93)
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 18,676	$ 20,884
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (20)	$ (19)
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.00%	1.20%
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,423	$ 2,334
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (25)	$ (29)
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	5.30%	15.20%
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 188	$ 297
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10)	$ (45)
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3	$ 3
Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	0.70%
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 414,351	$ 394,337
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,972)	$ (2,947)
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 394,533	$ 374,681
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (563)	$ (534)
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	8.20%	8.40%
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,114	$ 15,075
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,242)	$ (1,265)
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	24.80%	25.10%
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,704	$ 4,581
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,167)	$ (1,148)
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 217,047	$ 207,351
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (16)	$ (13)
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 214,400	$ 205,183
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (14)	$ (12)
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,283	$ 1,760
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (1)
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 364	$ 408
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 906	$ 927
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 901	$ 920
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 3
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 4
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Personal | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	1.00%	1.00%
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 546,427	$ 534,577
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,381)	$ (5,552)
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 493,523	$ 481,262
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (707)	$ (698)
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.80%	1.80%
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 44,560	$ 44,779
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (802)	$ (812)
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	46.30%	46.90%
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 8,019	$ 8,212
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,712)	$ (3,848)
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	49.20%	59.90%
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 325	$ 324
Corporate and commercial | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (160)	$ (194)
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 268,057	$ 271,022
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (277)	$ (305)
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 249,318	$ 251,478
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (121)	$ (126)
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.60%	0.70%
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 18,282	$ 19,034
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (108)	$ (136)
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	10.60%	8.50%
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 452	$ 503
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (48)	$ (43)
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 5	$ 7
Corporate and commercial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.50%
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,496	$ 17,355
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (51)	$ (85)
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 13,155	$ 15,011
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (18)	$ (16)
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.10%	1.20%
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,155	$ 2,053
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (24)	$ (25)
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	4.90%	15.30%
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 183	$ 288
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ (44)
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3	$ 3
Corporate and commercial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.20%
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 69,374	$ 61,407
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (167)	$ (126)
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 67,464	$ 59,245
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (59)	$ (44)
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.10%	1.60%
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,623	$ 1,932
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (18)	$ (31)
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	31.40%	22.20%
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 287	$ 230
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (90)	$ (51)
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Non-bank financial institutions | Loans and advances to customers | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 144,787	$ 113,635
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8)	$ (7)
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 143,368	$ 112,589
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6)	$ (5)
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.20%
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,417	$ 1,045
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (2)
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2	$ 1
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial | Loan and other credit-related commitments | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,888	$ 5,236
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3)	$ (7)
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,620	$ 4,953
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | 12-month expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	1.40%
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 264	$ 278
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (4)
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination
Disclosure of credit risk exposure [line items]
ECL coverage	25.00%	20.00%
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 5
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired after purchase or origination | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial | Financial guarantees | IFRS 9 | Debt instruments measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0